Property, Plant and Equipment, Net	12 Months Ended
Jun. 30, 2025
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 6 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of June 30,
	2025	2024
Electronic equipment	$155,753	$156,448
Less: accumulated depreciation	(46,854)	(29,705)
Property, plant and equipment, net	$108,899	$126,743

Depreciation expense was $17,278 and $10,567 for the years ended June 30, 2025 and 2024, respectively.